Long-Term Debt - 192.1 Million Term Loan Facility (Details) - $192.1 million loan facility - USD ($) $ in Millions	1 Months Ended
	Jul. 31, 2019	Dec. 31, 2023	Dec. 31, 2022
Long-Term Debt
Loan facility amount	$ 192.1	$ 192.1	$ 192.1
Minimum liquidity of Partnership	15.0
Incremental minimum liquidity, first 8 vessels with less than 12 months employment contract remaining	1.5
Incremental minimum liquidity, in excess of 8 vessels with less than 12 months employment contract remaining	$ 1.0
Minimum book equity ratio for Partnership	30.00%
Minimum EBITDA to interest ratio for Partnership	2.50%
Maximum market value of vessels as percentage of outstanding loan (in percent)	110.00%
Tove Facility
Long-Term Debt
Final payment to be paid	$ 66.6
Synnve Facility
Long-Term Debt
Final payment to be paid	$ 72.3
SOFR
Long-Term Debt
Credit adjustment spread ("CAS") percentage	0.26161%
Interest margin percentage	1.75%